INCOME TAXES (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Reconciliation of effective income tax:
Income (loss) before income taxes	$ 2,123	$ (6,769)
Income tax at U.S. statutory rate (21%)	446	(1,421)
Foreign rate differential - Hong Kong (8.25%)	(271)	863
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	(175)	558
Income tax expense	$ 0	$ 0